Commitments and Contingencies	12 Months Ended
Dec. 31, 2021
Commitments and Contingencies Disclosure [Abstract]
Commitments and Contingencies	Commitments and Contingencies
(a) Concentration of Credit Risk
Fixed maturities
The Company’s investment portfolio is managed following prudent standards of diversification and a prudent investment philosophy. The Company is not exposed to any significant credit concentration risk on its investments, except for debt securities issued by the U.S. government and government sponsored enterprises and other highly rated non-U.S. sovereign governments’ securities. At December 31, 2021, other than the U.S. government and U.S. government sponsored enterprises, the Company’s fixed maturity investment portfolio did not contain exposure to any non-U.S. sovereign government or any other issuer that accounted for more than 10% of the Company’s shareholders’ equity. At December 31, 2020, other than the U.S. and Canadian governments and U.S. government sponsored enterprises, the Company’s fixed maturity investment portfolio did not contain exposure to any non-U.S. sovereign government or any other issuer that accounted for more than 10% of the Company’s shareholders’ equity. At December 31, 2020, the Company held fixed maturity investments in the Canadian government of $776 million. The Company keeps cash and cash equivalents in several banks and ensures that there are no significant concentrations of credit risk in any one bank.
Derivatives
The Company’s investment strategy allows for the use of derivative instruments, subject to strict limitations. Derivative instruments may be used to replicate investment positions and for the purpose of managing overall currency risk, market exposures and portfolio duration, for hedging certain investments, or for enhancing investment performance that would be allowed under the Company’s investment policy if implemented in other ways. The Company is exposed to credit risk in the event of non-performance by the counterparties to the Company’s derivative contracts. However, the Company diversifies the counterparties to its derivative contracts to reduce credit risk, and because the counterparties to these contracts are high credit quality international banks, the Company does not anticipate non-performance. These contracts are generally of short duration and settle on a net basis. The difference between the contract amounts and the related market value represents the Company’s maximum credit exposure.
Underwriting operations
The Company is also exposed to credit risk in its underwriting operations, most notably in the credit/surety line. Loss experience in these lines of business is cyclical and is affected by the state of the general economic environment. The Company provides its clients in these lines of business with reinsurance protection against credit deterioration, defaults or other types of financial non-performance of or by the underlying credits that are the subject of the reinsurance provided and, accordingly, the Company is exposed to the credit risk of those credits. The Company mitigates the risks associated with these credit-sensitive lines of business through the use of risk management techniques such as risk diversification, careful monitoring of risk aggregations and accumulations and, at times, through the use of retrocessional reinsurance protection and the purchase of credit default, total return and interest rate swaps.
The Company has exposure to credit risk as it relates to its business written through brokers, if any of the Company’s brokers is unable to fulfill their contractual obligations with respect to payments to the Company. In addition, in some jurisdictions, if the broker fails to make payments to the insured under the Company’s policy, the Company might remain liable to the insured for the deficiency. The Company’s exposure to such credit risk is somewhat mitigated in certain jurisdictions by contractual terms.
The Company has exposure to credit risk related to reinsurance balances receivable, reinsurance recoverable on paid and unpaid losses, funds held by reinsured companies and deposit assets. The credit risk exposure related to these balances is mitigated by several factors, including but not limited to, credit checks performed as part of the underwriting process, monitoring of aged receivable balances and, in certain cases, the contractual right to offset amounts payable by the Company to the counterparty against amounts due to the Company from the counterparty.
The Company adopted updated accounting guidance on the recognition of credit losses effective January 1, 2020. In assessing future default for reinsurance balances receivable, the Company evaluates the valuation allowance under the loss rate method and utilizes historic loss activity, adjusted for its assessment of current market conditions and reasonable and supportable forecasts on loss rates. At December 31, 2021 and 2020, the Company's allowance for credit losses for its reinsurance balances receivable was $10 million and $9 million, respectively. In assessing an allowance for funds held by reinsured companies and deposit assets, the Company considers historical information and the financial strength and credit ratings of counterparties to determine the appropriateness of the allowance. In assessing future default for these balances, the Company evaluates the valuation allowance under the probability of default and loss given default method and utilizes counterparty credit ratings from major rating agencies, as well as assessing the current market conditions and reasonable and supportable forecasts for the likelihood of default. At December 31, 2021, the Company's allowance for credit losses was $4 million for funds held by reinsured companies and $1 million for deposit assets. This compared to allowance for credit losses of $7 million for funds held by reinsured companies and $2 million for deposit assets, respectively, at December 31, 2020. See Note 8 for discussion of credit risk related to reinsurance recoverable on paid and unpaid losses.
(b) Lease Arrangements
The Company leases office space under operating leases expiring in various years through 2038. At the lease commencement, the Company determines the classification of each lease as either a finance lease or an operating lease. The Company currently only has leases classified as operating and the lease expense is recognized on a straight-line basis over the lease term. Operating lease right-of-use assets and operating lease liabilities are recognized at the commencement date of the lease based on the present value of lease payments over the lease term. Variable lease payments are excluded from these lease payments to the extent they are not based on consumer price index or a market index and are recognized in the period in which the obligation for those payments is incurred.
Many of the Company's lease terms include options to extend or terminate the lease at the discretion of the Company, and are reflected in the lease measurement only if the Company is reasonably certain of exercising those options. The Company's lease agreements do not contain any material residual value guarantees or material restrictive covenants.
The Company has lease agreements with lease and non-lease components, such as common-area maintenance costs. The Company has elected the practical expedient to account for lease components together with non-lease components as a single lease component for all real estate leases.
As most leases do not provide an implicit rate, the Company uses its incremental borrowing rate based on the information available at the lease commencement date in determining the present value of lease payments.
The following table summarizes the balances related to the Company's total lease expense and provides supplemental other information related to operating leases for the year ended December 31, 2021 and 2020 (in thousands of U.S. dollars):

	2021		2020
Operating lease costs	$14,928		$16,403
Variable lease costs	904		724
Sublease income	(368)		(1,194)
Total lease costs	$15,464		$15,933

Other information:
Operating lease right-of-use assets (1)	$75,010		$64,746
Operating lease liabilities (2)	$85,462		$75,463
Operating lease right-of-use assets obtained in exchange for lease obligations, non-cash	$26,553		$852
Operating cash outflows from operating leases	$16,874		$16,495
Weighted-average remaining lease term on operating leases (3)	8.9	Yrs	9.1	Yrs
Weighted-average discount rate on operating leases (4)	2.4%		2.7%

(1) Included in Other assets in the Consolidated Balance Sheets
(2) Included in Accounts payable, accrued expenses and other in the Consolidated Balance Sheets
(3) Weighted-average remaining lease term is calculated on the basis of the remaining lease term and the lease liability balance for each lease as of the reporting date
(4) Weighted-average discount rate is calculated on the basis of the discount rate for the lease that was used to calculate the lease liability balance for each lease as of the reporting date and the remaining balance of the lease payments for each lease as of the reporting date
The following table shows the contractual maturities of the Company's operating lease liabilities at December 31, 2021 (in thousands of U.S. dollars):

Year	Expected cash flows
2022	$13,453
2023	12,834
2024	14,452
2025	11,586
2026	10,751
2027 to 2038	34,104
Discount	(11,718)
Total discounted operating lease liabilities	$85,462
The Company has additional lease commitments of $4 million related to leases that will not commence until 2022, with contractual lease terms of up to 8 years. As these leases have not yet commenced, the commitments are not included in the maturity table above or in the Consolidated Balance Sheets at December 31, 2021.
(c) Other Agreements
The Company has entered into maintenance agreements and service agreements that provide for business and information technology support and computer equipment. Future payments under these contracts amount to $34 million, with $19 million and $7 million to be paid during 2022 and 2023, respectively, and the remainder to be paid through 2029.
The Company has entered into certain investments, including investments in VIEs (see Note 4(e)), with unfunded capital commitments. As of December 31, 2021, the Company expects to fund capital commitments totaling $687 million with $335 million, $130 million, $106 million, $25 million, and $91 million to be paid during 2022, 2023, 2024, 2025 and 2026, respectively.
In exchange for a fee, the Company has committed to provide statutory reserve support to a third party by funding loans if certain events occur. At December 31, 2021, the Company does not believe that it will be required to provide any funding under this commitment, as the occurrence of the defined events is considered remote.
(d) Legal Proceedings
Litigation
The Company’s reinsurance subsidiaries, and the insurance and reinsurance industry in general, are subject to litigation and arbitration in the normal course of their business operations. In addition to claims litigation and disputes, the Company and its subsidiaries may be subject to lawsuits and regulatory actions in the normal course of business that do not arise from or directly relate to claims on reinsurance contracts. While the outcome of any such litigation cannot be predicted with certainty, the Company will dispute all allegations against the Company and/or its subsidiaries that management believes are without merit.
In March 2019, a cedant (“the Cedant”) brought a motion for a declaratory judgment against the Company seeking a declaration that the Cedant had properly exercised its right, pursuant to an agreement between the parties, to recapture certain portfolios of life reinsurance contracts that the Cedant had retroceded to the Company. In February 2021, the Company reached a settlement with the Cedant.
At December 31, 2021, the Company was not a party to any litigation or arbitration that it believes could have a material adverse effect on the financial condition, results of operations or liquidity of the Company.